Acquisition (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jan. 26, 2021	Mar. 31, 2022
Acquisition (Details) [Line Items]
Total purchase price		$ 2,142,437
Research and development asset		455,000
Goodwill		$ 248,971
Net loss (in Shares)	82,000
Business Combination [Member]
Acquisition (Details) [Line Items]
Business acquisition shares percentage	100.00%